EMPLOYEE COMPENSATION (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Employee Benefits [Abstract]
Salaries and other short-term employee benefits	$ 1,564.5	$ 1,326.2
Share-based payments expense, net of equity swap (Note 23)	32.9	39.7
Post-employment benefits – defined benefit plans (Note 19)	38.5	40.7
Post-employment benefits – defined contribution plans	25.4	17.9
Termination benefits	2.7	6.9
Total employee compensation expense	$ 1,664.0	$ 1,431.4